Reportable segments (Details 3) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Capital Expenditures
Total Capital Expenditures			$ 1,355,297	$ 202,613
Telecommunications [Member]
Capital Expenditures
Total Capital Expenditures			0	0
Infrastructure [Member]
Capital Expenditures
Total Capital Expenditures	$ 70,542	$ 1,355,297	$ 1,355,297	$ 202,613